Schedule of defined benefit plans expense recognised in income statement (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Current service cost	R$ 27	R$ 26	R$ 18
Past service cost (1)	(415)
Interest on the actuarial obligation	1,159	1,147	1,213
Expected return on the assets of the Plan	685	(682)	(767)
Expense in 2019 according to actuarial calculation	(86)	491	464
Current service cost	18		17
Interest on the actuarial obligation			1,214
Pension Plans And Retirement Supplement Plans [member]
IfrsStatementLineItems [Line Items]
Current service cost	2	1	1
Past service cost (1)
Interest on the actuarial obligation	883	887	963
Expected return on the assets of the Plan	685	(682)	(767)
Expense in 2019 according to actuarial calculation	(200)	206	197
Current service cost	2		1
Interest on the actuarial obligation			963
Health Plan [member]
IfrsStatementLineItems [Line Items]
Current service cost	21	21	14
Past service cost (1)
Interest on the actuarial obligation	232	215	208
Expected return on the assets of the Plan
Expense in 2019 according to actuarial calculation	(253)	236	222
Current service cost	16		14
Interest on the actuarial obligation			208
Dental Plan [member]
IfrsStatementLineItems [Line Items]
Current service cost	1	1
Past service cost (1)
Interest on the actuarial obligation	5	4	4
Expected return on the assets of the Plan
Expense in 2019 according to actuarial calculation	(6)	5	5
Current service cost
Interest on the actuarial obligation			5
life insurance [member]
IfrsStatementLineItems [Line Items]
Current service cost	3	3
Past service cost (1)	(415)
Interest on the actuarial obligation	39	41
Expected return on the assets of the Plan
Expense in 2019 according to actuarial calculation	373	R$ 44	40
Current service cost			2
Interest on the actuarial obligation			R$ 38